Share-based payment - Changes in activities of the options (Details) R$ / shares in Units, R$ in Thousands	9 Months Ended		12 Months Ended	83 Months Ended	84 Months Ended
	Sep. 30, 2023 BRL (R$) shares R$ / shares	Sep. 30, 2022 BRL (R$) shares R$ / shares	Dec. 31, 2022 shares R$ / shares	Dec. 31, 2028 shares R$ / shares	Sep. 07, 2027 shares R$ / shares	Feb. 15, 2025 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares	5,803,324,000	5,423,415,000	5,423,415,000
Number of share options granted in share-based payment arrangement	50,000,000		2,903,500,000	3,250,000	3,182,250	5,452,464
Vesting				5 years	5 years	5 years
Expired/Cancelled, Shares	358,438,000		124,400,000
Exercised Shares	22,350,000		2,399,191,000
Final Balance, Shares	5,472,536,000		5,803,324,000
Granted, Weighted average price of the shares | R$ / shares	R$ 15.50		R$ 15.50	R$ 15.50	R$ 21.50	R$ 1.80
Opening Balance, Weighted average price of the shares | R$ / shares	18.15	R$ 14.34	14.34
Expired/Cancelled, Weighted average price of the shares | R$ / shares	20.49		16.69
Exercised, Weighted average price of the shares | R$ / shares	3.54		2.31
Final Balance, Weighted average price of the shares | R$ / shares	R$ 17.98		R$ 18.15
Number of Shares Exercised	22,350,000		2,399,191,000
Adjustments for increase (decrease) in employee benefit liabilities | R$	R$ 5,852
Grant Date June one two thousand twenty three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	2,140,500
Vesting	4 years
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares	135,599,000	2,458,065,000	2,458,065,000
Expired/Cancelled, Shares			10,800,000
Exercised Shares	19,800,000		2,311,666,000
Final Balance, Shares	115,799,000		135,599,000
Number of Shares Exercised	19,800,000		2,311,666,000
Strike price | R$ / shares	R$ 1,800
Risk-free rate	9.97%
Duration of the strike	7 years
Expected annualized volatility	64.28%
Fair value of the option at the grant/share date | R$ / shares	R$ 50.00
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares	2,829,225,000	2,965,350,000	2,965,350,000
Expired/Cancelled, Shares	297,938,000		48,600,000
Exercised Shares	675,000		87,525,000
Final Balance, Shares	2,530,612,000		2,829,225,000
Number of Shares Exercised	675,000		87,525,000
Strike price | R$ / shares	R$ 21,500
Risk-free rate	9.98%
Duration of the strike	7 years
Expected annualized volatility	64.28%
Fair value of the option at the grant/share date | R$ / shares	R$ 50.00
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares	2,838,500,000	0	0
Number of share options granted in share-based payment arrangement	50,000,000		2,903,500,000
Expired/Cancelled, Shares	60,500,000		65,000,000
Exercised Shares	1,875,000
Final Balance, Shares	2,826,125,000		2,838,500,000
Number of Shares Exercised	1,875,000
Strike price | R$ / shares	R$ 15,500
Risk-free rate	11.45%
Duration of the strike	7 years
Expected annualized volatility	38.81%
Fair value of the option at the grant/share date | R$ / shares	R$ 4,080.00
Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares	489,386
Exercised Shares	160,875
Final Balance, Shares	489,386		489,386
Number of Shares Exercised	160,875
Adjustments for increase (decrease) in employee benefit liabilities | R$	R$ 25,190	R$ 1,228
Inter & Co Payments, Inc | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	3 years
Strike price | R$ / shares	R$ 5.31